Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Financial Asset And Liabilities Measured At Fair Value On Recurring Basis

The Company has segregated all financial assets and liabilities that are measured at fair value on a recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to estimate the fair value at the measurement date in the tables below.

(Dollars in thousands)		Fair Value Measurements Using
Recurring Basis	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Assets
Available-for-sale securities	$1,745,004	$—	$1,745,004	$—
Derivative instruments	42,119	—	42,119	—

Total	$1,787,123	$—	$1,787,123	$—

Liabilities
Derivative instruments	36,890	—	36,890	—

Total	$36,890	$—	$36,890	$—

(Dollars in thousands)		Fair Value Measurements Using
Recurring Basis	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Assets
Available-for-sale securities	$1,805,205	$—	$1,804,120	$1,085
Derivative instruments	33,026	—	33,026	—

Total	$1,838,231	$—	$1,837,146	$1,085

Liabilities
Derivative instruments	35,010	—	35,010	—

Total	$35,010	$—	$35,010	$—

Gains And Losses Included In Earnings Related To Asset And Liabilities Measured At Fair Value On Recurring Basis

Gains and losses (realized and unrealized) included in earnings (or changes in net assets) during 2012 related to assets and liabilities measured at fair value on a recurring basis are reported in noninterest income or other comprehensive income as follows:

(Dollars in thousands)	Noninterest income	Other comprehensive income
Total gains (losses) included in earnings (or changes in net assets)	$11,670	$—

Change in unrealized gains (losses) relating to assets still held at December 31, 2012	—	20

Financial Asset And Liabilities Measured At Fair Value On Nonrecurring Basis

The Company has segregated all financial assets and liabilities that are measured at fair value on a nonrecurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the tables below.

(Dollars in thousands)		Fair Value Measurements Using
Nonrecurring Basis	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Assets
Loans	$6,388	$—	$6,388	$—
Mortgage loans held for sale	32,753	—	32,753	—
OREO	20,427	—	20,427	—

Total	$59,568	$—	$59,568	$—

(Dollars in thousands)		Fair Value Measurements Using
Nonrecurring Basis	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Assets
Loans	$2,346	$—	$2,346	$—
OREO	14,930	—	14,930	—

Total	$17,276	$—	$17,276	$—